The Alger Funds

111 Fifth Avenue

New York, New York 10003

March 4, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:          The Alger Funds (File Nos. 033-04959 and 811-01355)

Dear Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), the undersigned certifies on behalf of The Alger Funds (the “Fund”) that the Prospectus and Statement of Additional Information relating to Alger Capital Appreciation Fund, Alger LargeCap Growth Fund, Alger MidCap Growth Fund, Alger SMidCap Growth Fund, Alger SmallCap Growth Fund, Alger Growth Opportunities Fund, Alger Health Sciences Fund, Alger Balanced Fund, Alger Convertible Fund and Alger Money Market Fund that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 59 to the Fund’s Registration Statement on Form N-1A.  Such Post-Effective Amendment No. 59 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on February 23, 2009.

Please note that there were also no changes to the Fund’s Class I Shares Prospectus relating to Alger SMidCap Growth Fund and Alger Growth Opportunities Fund, dated March 1, 2009.

Very truly yours,

/s/ Lisa Moss
Lisa Moss
Assistant Secretary